Consolidated Statement of Profit or Loss and Other Comprehensive Income (Parentheticals) - $ / shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Diluted Loss per Share (in cents per share)	$ (3.04)	$ (1.66)	$ (1.25)